General and administrative expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General And Administrative Expenses [Line Items]
Outsourcing costs	$ 1,816	$ 1,492	$ 896
Technology costs	2,356	1,851	1,146
Consulting, legal and audit fees	1,616	1,619	592
Real estate and logistics costs	1,200	1,342	605
Market data services	749	684	419
Marketing and communication	575	408	265
Travel and entertainment	337	278	172
Litigation, regulatory and similar matters	(128)	809	348
Other	1,604	1,673	746
Total general and administrative expenses	10,124	$ 10,156	$ 5,189
Onerous contracts provision
General And Administrative Expenses [Line Items]
Other	$ 296